DERIVATIVE LIABILITIES (Details 4) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of shares underlying the warrants		37,500
Fair market value of stock		$ 5.10
Exercise price		$ 20.00
Volatility		118.00%	109.00%
Risk-free interest rate		1.63%	1.37%
Expected dividend yield		0.00%	0.00%
Warrant life (years)		6 years	6 years
Series A Preferred Stock [Member] | Warrant [Member]
Number of shares underlying the warrants	37,500
Fair market value of stock	$ 0.58
Exercise price	$ 11.50
Volatility	119.90%
Risk-free interest rate	1.03%
Expected dividend yield	0.00%
Warrant life (years)	4 years 3 months
Series A Preferred Stock [Member] | Warrant [Member] | August 2015 Underwritten Offering [Member]
Number of shares underlying the warrants	2,500,000
Fair market value of stock	$ 0.58
Exercise price	$ 1.00
Volatility	124.20%
Risk-free interest rate	0.98%
Expected dividend yield	0.00%
Warrant life (years)	4 years 10 months 17 days
Series A Preferred Stock [Member] | Warrant [Member] | 19 Auguest 2015 | August 2015 Underwritten Offering [Member]
Number of shares underlying the warrants	2,500,000
Fair market value of stock	$ 0.65
Exercise price	$ 1.00
Volatility	121.40%
Risk-free interest rate	1.03%
Expected dividend yield	0.00%
Warrant life (years)	5 years
Series B Preferred Stock [Member] | Warrant [Member] | August 2015 Underwritten Offering [Member]
Number of shares underlying the warrants	0
Fair market value of stock	$ 0
Exercise price	$ 0
Volatility	0.00%
Risk-free interest rate	0.00%
Expected dividend yield	0.00%
Warrant life (years)	0 years
Series B Preferred Stock [Member] | Warrant [Member] | 19 Auguest 2015 | August 2015 Underwritten Offering [Member]
Number of shares underlying the warrants	2,450,000
Fair market value of stock	$ 0.65
Exercise price	$ 0.01
Volatility	121.40%
Risk-free interest rate	1.03%
Expected dividend yield	0.00%
Warrant life (years)	5 years
Series C Preferred Stock [Member] | Warrant [Member]
Number of shares underlying the warrants	90,000
Fair market value of stock	$ 0.58
Exercise price	$ 11.50
Volatility	119.50%
Risk-free interest rate	1.03%
Expected dividend yield	0.00%
Warrant life (years)	4 years 4 months 24 days
Series C Preferred Stock [Member] | Warrant [Member] | August 2015 Underwritten Offering [Member]
Number of shares underlying the warrants	2,550,000
Fair market value of stock	$ 0.58
Exercise price	$ 1.00
Volatility	144.40%
Risk-free interest rate	0.38%
Expected dividend yield	0.00%
Warrant life (years)	1 month 17 days
Series C Preferred Stock [Member] | Warrant [Member] | 19 Auguest 2015 | August 2015 Underwritten Offering [Member]
Number of shares underlying the warrants	2,550,000
Fair market value of stock	$ 0.65
Exercise price	$ 1.00
Volatility	125.40%
Risk-free interest rate	0.30%
Expected dividend yield	0.00%
Warrant life (years)	3 months
Series D Preferred Stock [Member] | Warrant [Member] | August 2015 Underwritten Offering [Member]
Number of shares underlying the warrants	4,950,000
Fair market value of stock	$ 0.58
Exercise price	$ 0.99
Volatility	144.40%
Risk-free interest rate	0.38%
Expected dividend yield	0.00%
Warrant life (years)	1 month 17 days
Series D Preferred Stock [Member] | Warrant [Member] | 19 Auguest 2015 | August 2015 Underwritten Offering [Member]
Number of shares underlying the warrants	4,950,000
Fair market value of stock	$ 0.65
Exercise price	$ 0.99
Volatility	125.40%
Risk-free interest rate	0.30%
Expected dividend yield	0.00%
Warrant life (years)	3 months